Segment Information (Details) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Line Items]
Number of reportable segments	2	1
Description of information used by CODM	The Company has not generated any revenues from operations of the green energy segment. Through its wholly owned subsidiary TRINITY Group Construction, the company engages in construction management. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The chief operating decision maker (“CODM”) includes the chief executive officer of KiNRG, President of KiNRG, and President of TRINITY.	The Company has not generated any revenues from operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The chief operating decision maker (“CODM”) includes the chief executive officer and chief operating officer.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Chief Executive Officer
Segment Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		Chief Executive Officer
President of KiNRG
Segment Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	President of KiNRG
President of TRINITY
Segment Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	President of TRINITY
Chief Operating Officer [Member]
Segment Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		Chief Operating Officer [Member]